Mortgage Loans on Real Estate (Summary of Mortgage Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance	$ (36,972)	$ (24,024)	$ (31,029)
Mortgage loans, carrying value	6,949,027	5,687,998
Commercial Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	3,560,903	3,633,131
Deferred fees and costs, net	(6,345)	(4,629)
Mortgage loans, amortized cost	3,554,558	3,628,502
Valuation allowance	(22,428)	(17,926)	(25,529)
Mortgage loans, carrying value	3,532,130	3,610,576
Agricultural Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	567,630	408,135
Deferred fees and costs, net	(1,667)	(1,136)
Mortgage loans, amortized cost	565,963	406,999
Valuation allowance	(1,021)	(519)	(2,130)
Mortgage loans, carrying value	564,942	406,480
Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	2,807,652	1,652,910
Deferred fees and costs, net	1,909	1,468
Unamortized discounts and premiums, net	55,917	22,143
Mortgage loans, amortized cost	2,865,478	1,676,521
Valuation allowance	(13,523)	(5,579)	$ (3,370)
Mortgage loans, carrying value	$ 2,851,955	$ 1,670,942